32 Operating Costs and Expenses (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating costs and expenses [line items]
Personnel and management	R$ 1,601,895	R$ 1,325,382	R$ 1,357,785
Provisions for performance and profit sharing [member]
Disclosure of operating costs and expenses [line items]
Personnel and management	481,681	155,544	91,526
Personnel [member]
Disclosure of operating costs and expenses [line items]
Personnel and management	1,098,279	1,143,978	1,238,891
Personnel [member] | Salaries and management fees [member]
Disclosure of operating costs and expenses [line items]
Personnel and management	696,837	746,415	794,966
Personnel [member] | Social charges on payroll [member]
Disclosure of operating costs and expenses [line items]
Personnel and management	227,485	241,025	261,459
Personnel [member] | Meal and education allowance [member]
Disclosure of operating costs and expenses [line items]
Personnel and management	107,052	113,021	113,177
Personnel [member] | Voluntary retirement program [member]
Disclosure of operating costs and expenses [line items]
Personnel and management	66,905	43,517	69,289
Management [member]
Disclosure of operating costs and expenses [line items]
Personnel and management	21,935	25,860	27,368
Management [member] | Salaries and management fees [member]
Disclosure of operating costs and expenses [line items]
Personnel and management	18,465	19,867	21,422
Management [member] | Social charges on payroll [member]
Disclosure of operating costs and expenses [line items]
Personnel and management	3,233	5,745	5,695
Management [member] | Other expenses [member]
Disclosure of operating costs and expenses [line items]
Personnel and management	R$ 237	R$ 248	R$ 251